Statement of Cash Flows, Supplemental Disclosures	3 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures [Text Block]

Note 10.          Supplemental Disclosures of Cash Flow Information

Tax refunds, net of tax payments, were $3,957,000 and $(436,000) during the six months ended June 30, 2011 and 2010, respectively.

Cash payments for interest were $922,000 and $938,000 during the six months ended June 30, 2011 and 2010, respectively.